Parent Company Information - Income Statement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Other income (loss)	$ 1,203	$ (49)	$ (2,087)
Revenues	84,247	88,942	83,334
Noninterest expense	75,117	69,214	72,093
Income tax expense (benefit)	2,022	4,741	(1,116)
Net income	4,833	11,431	4,188
Net income (loss) applicable to common shareholders	3,789	10,082	2,760
Bank of America Corporation
Condensed Income Statements, Captions [Line Items]
Interest from subsidiaries	1,836	2,087	627
Other income (loss)	72	233	(304)
Revenues	14,457	11,209	17,078
Interest on borrowed funds	7,213	8,109	6,147
Noninterest expense	4,471	10,938	10,872
Total Expense	11,684	19,047	17,019
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	2,773	(7,838)	59
Income tax expense (benefit)	(4,079)	(7,227)	(5,883)
Income (loss) before equity in undistributed earnings of subsidiaries	6,852	(611)	5,942
Bank holding companies and related subsidiaries	(2,019)	12,042	(1,754)
Net income	4,833	11,431	4,188
Net income (loss) applicable to common shareholders	3,789	10,082	2,760
Bank Holding Companies and Related Subsidiaries | Bank of America Corporation
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	12,400	8,532	16,213
Bank holding companies and related subsidiaries	3,613	14,150	1,072
Nonbank Companies and Related Subsidiaries | Bank of America Corporation
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	149	357	542
Bank holding companies and related subsidiaries	$ (5,632)	$ (2,108)	$ (2,826)